PHOENIX INVESTMENT PARTNERS

                             ANNUAL REPORT
                                                    OCTOBER 31, 2000


EUCLID
                                                    PHOENIX-EUCLID
                                                    MARKET NEUTRAL FUND


[LOGO]PHOENIX
      INVESTMENT PARTNERS

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:
[PHOTO]

  During the last several months, the equity markets have experienced extreme volatility and several sharp declines. While it hasn't been easy to be an investor lately, the difficulty has been tempered somewhat for those who hold well-diversified portfolios.

  Phoenix Investment Partners offers a variety of funds that allow investors to craft portfolios designed to meet their long-term financial objectives. Our unique structure creates access to a wide range of investment styles and disciplines -- all under one roof.

  Market volatility like that we're currently experiencing always challenges our ability to "hang on" for the long term. To help make it easier, we offer the Phoenix-Euclid Market Neutral Fund. The goal of market neutral investing is to generate returns that are independent of the direction of the stock market.

  The Phoenix-Euclid market neutral strategy is designed to provide capital appreciation in bull markets and in bear markets, while maintaining minimal exposure to general market risk. Consider it a way to further diversify your investment portfolio, and offer something of a respite during market swings.

  There are several reasons to be excited about Phoenix-Euclid Market Neutral Fund. In March of 2000, we put a new team in place to manage the Fund. From the start date of the management change through October 31, 2000, the Fund returned 7.1%, significantly outperforming the S&P 500 Index(1), which declined 4.0%, as well as Treasury bills, which returned 3.5%. Furthermore, the Fund demonstrated amply its ability to reduce volatility relative to the general equity markets.

  We invite you to read through the interview with the new portfolio management team on the next few pages to understand why we believe the Phoenix-Euclid Market Neutral Fund is a valuable component of a well-diversified portfolio. As always, we appreciate your confidence and continued support.

  If you have any questions, please contact your financial advisor or call us at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
OCTOBER 31, 2000

(1) THE S&P 500 INDEX MEASURES BROAD STOCK MARKET TOTAL-RETURN PERFORMANCE. THE INDEX IS UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX-EUCLID MARKET NEUTRAL FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: HOW WOULD YOU DESCRIBE THE FUND'S INVESTMENT OBJECTIVES AND STRATEGY?

A: The Phoenix-Euclid Market Neutral Fund strives to provide capital appreciation in a variety of market conditions, while maintaining minimal exposure to general market risk. We seek to achieve this objective by constructing two portfolios: one in which we buy stocks, or take long positions, and a second, offsetting portfolio in which we sell stocks short, or take short positions.

    We tie our success to stock selection--not to the direction of the stock market. We accomplish this by keeping the long portfolio and short portfolio the same size. The portfolio management team has constructed a series of quantitative models to determine which stocks to buy and which to sell short.

    We believe that the Phoenix-Euclid Market Neutral Fund can serve as an important diversification tool in many portfolios, as our goal is to generate positive returns that are independent of the direction of the markets.

Q: HOW DID THE FUND PERFORM OVER THE LAST YEAR?

A: For the year ended October 31, 2000, Class A shares were down 2.65%. The Salomon Brothers 90-day Treasury Bill Index(1) returned 5.75% over the same period. Class B and C Shares (which have no initial sales charge, but bear higher annual expenses) were down 3.38% and 3.31%, respectively. All performance figures assume reinvestment of distributions and exclude the effect of sales charges.

    Although it was a difficult year overall for the Fund, performance dramatically improved during the last seven months of the year. In March of 2000, the Fund underwent a management change. The team approach we now follow, combined with a refinement of the models employed in managing the Fund, has resulted in enhanced performance since March.

                                          10/31/99-  3/31/00-
Comparative Returns                       10/31/00   10/31/00
-------------------                       ---------  --------
Euclid Market Neutral
  (Class A shares)                           (2.65)%    7.08%
Barr Rosenberg Market Neutral Fund
  (Class A shares)                           (8.62)     1.89
Warburg Pincus Long Short Neutral Fund
  (Class A shares)                            5.83     (4.20)
90-day Treasury Bill                          5.75      3.48
S&P 500 Index(2)                              6.09     (4.01)

Q: WHAT FACTORS HAD THE GREATEST EFFECT ON PERFORMANCE?

A: Over the past year, we have seen two dramatically different investment environments. The first, from October of 1999 through mid-March 2000, was a period of almost unprecedented speculation. Investors could not get enough of companies that lacked current earnings and potential earnings in the near future. This type of market presents a challenge to a manager like Phoenix/Euclid. Our quantitative models prefer companies with a more favorable balance between earnings and valuation or price.

    Another characteristic of such a speculative market is narrowness of breadth. In both 1998 and 1999, less than a third of individual stocks within

(1) THE SALOMON BROTHERS 90-DAY TREASURY BILL INDEX IS COMMONLY USED TO REPRESENT A "RISK-FREE" RATE OF RETURN.
(2) THE S&P 500 INDEX MEASURES BROAD STOCK MARKET TOTAL-RETURN PERFORMANCE. THE INDICES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.

the S&P 500 outperformed the Index. Through March of 2000, a mere 29% of the companies in the S&P 500 Index returned more than the Index as a whole. This narrowness in market leadership has made it difficult for quantitative investment styles to shine for quite some time.

    However, since March, the speculative excesses of the market have tapered off. Valuations and market breadth have both returned to more historically normal levels.

Q: WHAT CHANGES HAS THE NEW PORTFOLIO MANAGEMENT TEAM IMPLEMENTED?

A: The new team took over day-to-day management of the fund on March 20, 2000. Since that time, we have implemented changes in an effort to reduce the Fund's overall volatility, while delivering strong returns. For example, we have started utilizing "pairs trading" with a portion of the Fund. This strategy pairs up stocks with similar businesses, such as Ford and General Motors. When our models indicate differences in the value or growth characteristics between the stocks in a pair, we buy the stock we believe is undervalued and sell short the stock we believe is overvalued.

    In the other portion of the Fund, we have implemented more stringent risk-control measures. These serve to prevent the Fund from having a bias toward a specific type of investing, such as growth or value.

    By managing the Fund utilizing two independent strategies, we are essentially diversifying within the Fund. If one style is temporarily out of favor, its poor performance may be tempered by strong performance in the other style.

    We are also keeping the characteristics of our long portfolio similar to those of our short portfolio. Both portfolios have similar P/E ratios, median market caps, and sector breakdowns, which helps to reduce volatility.

    The bottom line: we refuse to make big bets on the performance of different sectors of the market or different investment styles. Our goal is for the performance of the Fund to rely as completely as possible on our ability to identify over- and undervalued stocks.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: We believe the less-speculative market trends we've seen since mid-March, in which stocks with strong earnings prospects and reasonable valuations have done well, should continue. It appears that, for the foreseeable future, the health of a company's business and the cost of owning that business will be more important to investors than the fact that the stock's name contains ".COM."

    The markets have experienced increased volatility in recent months. Both the S&P 500 and the Nasdaq(3) have seen gut-wrenching swings. The good news for investors in the Phoenix-Euclid Market Neutral Fund is none of that matters. The Fund's returns have little or no correlation to the returns of the overall market. As the economy continues to slow and interest rate levels remain uncertain, we believe that the market's heightened volatility will continue. As a result, the Fund should continue to offer much-needed diversification.

                                                               NOVEMBER 29, 2000

(3) THE NASDAQ INDEX MEASURES TECHNOLOGY-ORIENTED STOCK TOTAL-RETURN PERFORMANCE. THE INDEX IS UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.

Phoenix-Euclid Market Neutral Fund

AVERAGE ANNUAL TOTAL RETURNS(1)                          PERIODS ENDING 10/31/00

                                           INCEPTION    INCEPTION
                                 1 YEAR   TO 10/31/00     DATE
                                --------  -----------  -----------
Class A Shares at NAV(2)          (2.65)%      (2.99)%     5/1/98
Class A Shares at POP(3)          (8.25)       (5.26)      5/1/98
Class B Shares at NAV(2)          (3.38)       (3.63)      5/1/98
Class B Shares with CDSC(4)       (7.17)       (4.76)      5/1/98
Class C Shares at NAV(2)          (3.31)       (3.71)      5/1/98
Class C Shares with CDSC(2)       (3.31)       (3.71)      5/1/98
Class I Shares at NAV(2)          (2.37)       (2.72)      5/1/98
Salomon Brothers 90-Day
  Treasury Bill Index(6)           5.75         5.18      4/30/98

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.
(3) "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
(4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1.25% in the first year and 0% thereafter.
(5) This chart illustrates POP returns on Class A Shares, CDSC returns for Class B and Class C Shares and NAV returns on Class I Shares since inception.
(6) The Salomon Brothers 90 Day Treasury Bill Index is commonly used to represent a "risk-free" rate of return. The Index's performance does not reflect sales charges.
     All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

GROWTH OF $10,000                                           PERIODS ENDING 10/31
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      PHOENIX-EUCLID MARKET  PHOENIX-EUCLID MARKET  PHOENIX-EUCLID MARKET  SALOMON BROTHERS 90-DAY
          NEUTRAL FUND           NEUTRAL FUND           NEUTRAL FUND            TREASURY BILL
                 Class A(5)             Class B(5)             Class C(5)                 Index(6)
5/98                 $9,425                $10,000                $10,000                  $10,000
98                   $9,009                 $9,533                 $9,515                  $10,255
99                   $8,973                 $9,435                 $9,408                  $10,753
00                   $8,735                 $8,850                 $9,097                  $11,347

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 5/1/98 (inception of the Fund) in Class A, B and C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1.25% in the first year and 0% thereafter. The performance of Class I shares will be greater or less than that shown based on differences in fees. Performance assumes dividends and capital gains are reinvested.

Phoenix-Euclid Market Neutral Fund

 TEN LARGEST EQUITY HOLDINGS AT OCTOBER 31, 2000 (AS A PERCENTAGE OF TOTAL NET
                                    ASSETS)

    1.  Canadian Pacific Ltd.                                          1.5%
        CALGARY-BASED DIVERSIFIED OPERATING COMPANY
    2.  SYSCO Corp.                                                    1.3%
        FOOD DISTRIBUTOR
    3.  Capitol Federal Financial                                      1.1%
        A FEDERALLY CHARTERED SAVINGS BANK HOLDING COMPANY
    4.  UtiliCorp United, Inc.                                         1.1%
        INTERNATIONAL ELECTRIC AND GAS COMPANY
    5.  Alcan Aluminum Ltd.                                            1.0%
        MANUFACTURES FINISHED ALUMINUM PRODUCTS
    6.  Luxottica Group SPA ADR                                        1.0%
        MANUFACTURES EYEGLASS FRAMES
    7.  Texaco, Inc.                                                   1.0%
        MAJOR INTERNATIONAL OIL COMPANY
    8.  Equity Residential Properties Trust                            0.9%
        REAL ESTATE INVESTMENT TRUST
    9.  Spieker Properties, Inc.                                       0.8%
        REAL ESTATE INVESTMENT TRUST
   10.  USX-Marathon Group                                             0.8%
        OIL AND GAS EXPLORATION COMPANY

           INVESTMENTS AND SECURITIES SOLD SHORT AT OCTOBER 31, 2000

                                          SHARES          VALUE
                                          -------  --------------------
COMMON STOCKS--83.8%

AEROSPACE/DEFENSE--0.6%
Boeing Co. (The)....................       3,300   $            223,781
Orbital Sciences Corp.(b)...........       1,700                 13,494
                                                   --------------------
                                                                237,275
                                                   --------------------
AGRICULTURAL PRODUCTS--0.5%
Archer-Daniels-Midland Co...........      15,525                170,775
AIR FREIGHT--0.2%
Expeditors International of
Washington, Inc.....................       1,300                 67,437

AIRLINES--2.0%
America West Holdings Corp. Class
B(b)................................      16,700                165,956
AMR Corp.(b)........................       5,600                183,400
SkyWest, Inc........................       4,000                202,000
Southwest Airlines Co...............       7,700                219,450
                                                   --------------------
                                                                770,806
                                                   --------------------

AUTO PARTS & EQUIPMENT--0.5%
Cooper Tire & Rubber Co.............      18,300                200,156

BANKS (MAJOR REGIONAL)--1.1%
Firstar Corp........................         800                 15,750
FleetBoston Financial Corp..........       4,900                186,200
National City Corp..................       1,400                 29,925
SouthTrust Corp.....................       2,100                 67,987
Synovus Financial Corp..............       4,800                103,500
                                                   --------------------
                                                                403,362
                                                   --------------------

                                          SHARES          VALUE
                                          -------  --------------------

BANKS (REGIONAL)--1.0%
Colonial BancGroup, Inc. (The)......       1,200   $             10,575
Compass Bancshares, Inc.............       1,300                 23,644
East West Bancorp, Inc..............       3,000                 56,812
Hibernia Corp. Class A..............      16,600                198,162
National Commerce Bancorporation....       5,000                106,250
                                                   --------------------
                                                                395,443
                                                   --------------------

BEVERAGES (ALCOHOLIC)--0.5%
Coors (Adolph) Co. Class B..........       2,800                178,325

BIOTECHNOLOGY--0.7%
Chiron Corp.(b).....................       3,900                168,919
IDEXX Laboratories, Inc.(b).........       3,300                 79,200
                                                   --------------------
                                                                248,119
                                                   --------------------

BROADCASTING (TELEVISION, RADIO & CABLE)--0.2%
Infinity Broadcasting Corp. Class
A(b)................................         500                 16,625
Sinclair Broadcasting Group, Inc.
Class A(b)..........................       3,150                 29,039
USA Networks, Inc.(b)...............       1,500                 30,375
                                                   --------------------
                                                                 76,039
                                                   --------------------

BUILDING MATERIALS--0.2%
Dal-Tile International, Inc.(b).....       5,900                 73,012

CHEMICALS--0.7%
Airgas, Inc.(b).....................       7,900                 53,325
Dow Chemical Co. (The)..............       7,400                226,625
                                                   --------------------
                                                                279,950
                                                   --------------------

                       See Notes to Financial Statements                       5

Phoenix-Euclid Market Neutral Fund

                                          SHARES          VALUE
                                          -------  --------------------
CHEMICALS (DIVERSIFIED)--0.7%
Engelhard Corp......................      12,600   $            263,025

CHEMICALS (SPECIALTY)--0.5%
Methanex Corp.(b)...................      14,700                 58,800
RPM, Inc............................      16,600                148,362
                                                   --------------------
                                                                207,162
                                                   --------------------

COMMUNICATIONS EQUIPMENT--0.8%
Corning, Inc........................         300                 22,950
Loral Space & Communications
Ltd.(b).............................       5,500                 31,281
Metromedia Fiber Network, Inc.(b)...       1,800                 34,200
Mitel Corp.(b)......................       4,900                 80,850
Plantronics, Inc.(b)................         900                 41,062
QUALCOMM, Inc.(b)...................         500                 32,555
Scientific-Atlanta, Inc.............         800                 54,750
Westell Technologies, Inc.(b).......         800                  4,400
                                                   --------------------
                                                                302,048
                                                   --------------------

COMPUTERS (HARDWARE)--0.6%
Computer Network Technology
Corp.(b)............................       1,200                 36,469
Dell Computer Corp.(b)..............         800                 23,600
Micron Electronics, Inc.(b).........       7,900                 62,459
Palm, Inc.(b).......................       2,100                112,481
                                                   --------------------
                                                                235,009
                                                   --------------------
COMPUTERS (NETWORKING)--0.5%
Cisco Systems, Inc.(b)..............       2,700                145,462
Network Appliance, Inc.(b)..........         300                 35,700
                                                   --------------------
                                                                181,162
                                                   --------------------

COMPUTERS (PERIPHERALS)--0.1%
InFocus Corp.(b)....................         800                 35,350

COMPUTERS (SOFTWARE & SERVICES)--3.0%
AGENCY.COM, Inc.(b).................       2,500                 26,250
BroadVision, Inc.(b)................       6,200                184,450
BSQUARE Corp.(b)....................       2,000                 31,250
Carreker Corp.(b)...................       1,900                 35,150
Dendrite International, Inc.(b).....         900                 19,575
eLoyalty Corp.(b)...................       4,300                 41,387
FileNET Corp.(b)....................       1,600                 42,400
Internet Security Systems,
Inc.(b).............................         500                 44,125
JDA Software Group, Inc.(b).........       2,700                 40,669
LookSmart Ltd.(b)...................       1,800                 12,712
Manhattan Associates, Inc.(b).......       1,200                 76,819
Mentor Graphics Corp.(b)............       2,000                 46,875

                                          SHARES          VALUE
                                          -------  --------------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
Mercury Interactive Corp.(b)........         300   $             33,300
Structural Dynamics Research
Corp.(b)............................      17,600                181,500
Sybase, Inc.(b).....................       1,200                 25,125
Systems & Computer Technology
Corp.(b)............................       4,400                 63,525
Verity, Inc.(b).....................       6,800                159,800
WebTrends Corp.(b)..................         600                 19,284
Wink Communications, Inc.(b)........         800                  8,200
Yahoo!, Inc.(b).....................         600                 35,175
                                                   --------------------
                                                              1,127,571
                                                   --------------------

CONSUMER FINANCE--1.0%
Capital One Financial Corp..........         700                 44,187
MBNA Corp...........................       4,200                157,762
Metris Cos., Inc....................       1,800                 58,275
PMI Group, Inc. (The)...............       1,800                132,975
                                                   --------------------
                                                                393,199
                                                   --------------------

DISTRIBUTORS (FOOD & HEALTH)--3.1%
AmeriSource Health Corp. Class
A(b)................................       1,600                 69,500
Bindley Western Industries, Inc.....       7,200                258,750
Cardinal Health, Inc................       1,300                123,175
Owens & Minor, Inc..................       7,000                105,875
Priority Healthcare Corp. Class
B(b)................................         400                 21,500
SUPERVALU, Inc......................       6,789                104,381
SYSCO Corp..........................       9,500                495,781
                                                   --------------------
                                                              1,178,962
                                                   --------------------

ELECTRIC COMPANIES--3.1%
Edison International................       3,200                 76,400
FirstEnergy Corp....................       4,600                119,025
NRG Energy, Inc.(b).................       3,000                 78,000
PPL Corp............................       3,100                127,681
Public Service Company of New
Mexico..............................       2,700                 74,419
Reliant Energy, Inc.................       6,300                260,269
Unisource Energy Corp...............       2,200                 32,862
UtiliCorp United, Inc...............      15,350                407,734
                                                   --------------------
                                                              1,176,390
                                                   --------------------

ELECTRICAL EQUIPMENT--2.0%
ACT Manufacturing, Inc.(b)..........         400                 13,150
American Power Conversion
Corp.(b)............................       3,100                 40,106
Belden, Inc.........................       7,700                199,719
Benchmark Electronics, Inc.(b)......       1,300                 52,325
Electro Scientific Industries,
Inc.(b).............................         900                 31,444
General Electric Co.................       3,400                186,362

6                      See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                          SHARES          VALUE
                                          -------  --------------------
ELECTRICAL EQUIPMENT--CONTINUED
Harman International Industries,
Inc.................................       1,400   $             67,200
Rayovac Corp.(b)....................       1,400                 20,650
Sensormatic Electronics Corp.(b)....       5,400                 97,200
Three-Five Systems, Inc.(b).........         950                 32,775
Viasystems Group, Inc.(b)...........         100                  1,419
Zomax, Inc.(b)......................       2,600                 15,762
                                                   --------------------
                                                                758,112
                                                   --------------------
ELECTRONICS (COMPONENT DISTRIBUTORS)--0.5%
Arrow Electronics, Inc.(b)..........       3,500                112,000
Bell Microproducts, Inc.(b).........       1,500                 39,000
Pioneer-Standard Electronics,
Inc.................................       2,500                 34,687
                                                   --------------------
                                                                185,687
                                                   --------------------

ELECTRONICS (DEFENSE)--0.6%
Litton Industries, Inc.(b)..........       4,400                228,525
ELECTRONICS (INSTRUMENTATION)--0.2%
Agilent Technologies, Inc.(b).......         600                 27,787
Packard BioScience Co.(b)...........       1,400                 22,575
Trimble Navigation Ltd.(b)..........         450                 10,687
                                                   --------------------
                                                                 61,049
                                                   --------------------

ELECTRONICS (SEMICONDUCTORS)--1.1%
Altera Corp.(b).....................         800                 32,750
Cypress Semiconductor Corp.(b)......       1,100                 41,181
General Semiconductor, Inc.(b)......       1,600                 18,300
International Rectifier Corp.(b)....       1,400                 62,475
Maxim Integrated Products,
Inc.(b).............................       1,500                 99,469
Microchip Technology, Inc.(b).......         600                 18,975
ON Semiconductor Corp.(b)...........       2,500                 25,156
Silicon Storage Technology,
Inc.(b).............................       1,700                 38,675
TranSwitch Corp.(b).................       1,400                 80,850
                                                   --------------------
                                                                417,831
                                                   --------------------

ENTERTAINMENT--0.2%
Walt Disney Co. (The)...............       2,000                 71,625
EQUIPMENT (SEMICONDUCTORS)--0.9%
Asyst Technologies, Inc.(b).........       7,100                106,500
Cymer, Inc.(b)......................       1,300                 32,500
KLA-Tencor Corp.(b).................         300                 10,144
Semitool, Inc.(b)...................       1,400                 18,287
Silicon Valley Group, Inc.(b).......         900                 29,644
Teradyne, Inc.(b)...................       4,800                150,000

                                          SHARES          VALUE
                                          -------  --------------------
EQUIPMENT (SEMICONDUCTORS)--CONTINUED
Varian Semiconductor Equipment
Associates, Inc.(b).................         400   $              9,200
                                                   --------------------
                                                                356,275
                                                   --------------------

FINANCIAL (DIVERSIFIED)--1.1%
American Express Co.................       4,400                264,000
Citigroup, Inc......................       2,933                154,349
                                                   --------------------
                                                                418,349
                                                   --------------------

FOODS--1.7%
ConAgra Foods, Inc..................       6,770                144,709
Hormel Foods Corp...................       3,500                 58,844
PepsiCo, Inc........................       5,400                261,562
Ralston Purina Group................       5,100                123,675
Smithfield Foods, Inc.(b)...........       1,400                 40,162
Tyson Foods, Inc. Class A...........       2,600                 29,087
                                                   --------------------
                                                                658,039
                                                   --------------------

FOOTWEAR--0.3%
Timberland Co. (The) Class A(b).....       1,300                 67,112
Wolverine World Wide, Inc...........       6,000                 64,875
                                                   --------------------
                                                                131,987
                                                   --------------------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--1.5%
Anchor Gaming(b)....................       2,000                169,875
Aztar Corp.(b)......................       7,600                114,950
International Game Technology(b)....       1,800                 65,925
Mandalay Resort Group(b)............       5,400                112,387
Pinnacle Entertainment, Inc.(b).....       4,200                 95,812
                                                   --------------------
                                                                558,949
                                                   --------------------

HEALTH CARE (DIVERSIFIED)--0.8%
Abbott Laboratories.................       5,900                311,594

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.3%
Amylin Pharmaceuticals, Inc.(b).....       6,000                 60,750
QLT, Inc.(b)........................       1,000                 49,734
                                                   --------------------
                                                                110,484
                                                   --------------------

HEALTH CARE (GENERIC AND OTHER)--0.2%
King Pharmaceuticals, Inc.(b).......         700                 31,369
Noven Pharmaceuticals, Inc.(b)......       1,400                 62,387
                                                   --------------------
                                                                 93,756
                                                   --------------------

HEALTH CARE (HOSPITAL MANAGEMENT)--0.3%
Quorum Health Group, Inc.(b)........       3,600                 48,150

                       See Notes to Financial Statements                       7

Phoenix-Euclid Market Neutral Fund

                                          SHARES          VALUE
                                          -------  --------------------
HEALTH CARE (HOSPITAL MANAGEMENT)--CONTINUED
Triad Hospitals, Inc.(b)............       1,700   $             47,175
                                                   --------------------
                                                                 95,325
                                                   --------------------

HEALTH CARE (MANAGED CARE)--2.0%
Conventry Health Care, Inc.(b)......       3,600                 65,700
Foundation Health Systems, Inc.
Class A(b)..........................       7,800                157,462
Mid Atlantic Medical Services,
Inc.(b).............................       8,200                139,400
Trigon Healthcare, Inc.(b)..........       1,200                 86,025
UnitedHealth Group, Inc.............       2,200                240,625
US Oncology, Inc.(b)................      15,100                 81,162
                                                   --------------------
                                                                770,374
                                                   --------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.8%
ADAC Laboratories(b)................       2,800                 36,400
ATS Medical, Inc.(b)................       3,700                 67,756
DENTSPLY International, Inc.........       5,600                194,250
MiniMed, Inc.(b)....................         700                 51,056
Oakley, Inc.(b).....................       5,500                115,500
Ocular Sciences, Inc.(b)............      11,500                142,312
Respironics, Inc.(b)................       3,000                 58,875
                                                   --------------------
                                                                666,149
                                                   --------------------

HEALTH CARE (SPECIALIZED SERVICES)--1.0%
Advance Paradigm, Inc.(b)...........       1,600                 78,200
DaVita, Inc.(b).....................       3,500                 39,375
HEALTHSOUTH Corp.(b)................       9,700                116,400
Omnicare, Inc.......................       5,800                101,500
Orthodontic Centers of America,
Inc.(b).............................       1,300                 43,387
                                                   --------------------
                                                                378,862
                                                   --------------------
HOMEBUILDING--0.7%
Clayton Homes, Inc..................       4,500                 41,344
Horton (D.R.), Inc..................       4,360                 80,660
Kaufman and Broad Home Corp.........         800                 23,800
Lennar Corp.........................       3,300                106,012
                                                   --------------------
                                                                251,816
                                                   --------------------

HOUSEHOLD FURNISHINGS & APPLIANCES--0.6%
Furniture Brands International,
Inc.(b).............................      13,600                229,500

HOUSEHOLD PRODUCTS (NON-DURABLE)--0.1%
Church & Dwight Co., Inc............       1,500                 29,625
INSURANCE (LIFE/HEALTH)--0.8%
MetLife, Inc.(b)....................       2,100                 58,012
Nationwide Financial Services, Inc.
Class A.............................       4,600                223,675

                                          SHARES          VALUE
                                          -------  --------------------
INSURANCE (LIFE/HEALTH)--CONTINUED
Torchmark Corp......................         900   $             29,981
                                                   --------------------
                                                                311,668
                                                   --------------------

INSURANCE (PROPERTY-CASUALTY)--0.7%
Alleghany Corp.(b)..................         200                 38,438
Fidelity National Financial, Inc....       1,000                 24,563
Old Republic International Corp.....       8,300                215,800
                                                   --------------------
                                                                278,801
                                                   --------------------

INSURANCE BROKERS--0.1%
Erie Indemnity Co. Class A..........       1,900                 53,081

INVESTMENT BANKING/BROKERAGE--1.6%
Edwards (A.G.), Inc.................       3,800                192,850
James (Raymond) Financial, Inc......       4,100                138,631
Merrill Lynch & Co., Inc............       4,000                280,000
                                                   --------------------
                                                                611,481
                                                   --------------------

INVESTMENT MANAGEMENT--0.3%
Federated Investors, Inc............       4,000                116,500

IRON & STEEL--0.6%
AK Steel Holding Corp...............       1,300                 12,025
Worthington Industries, Inc.........      22,550                215,634
                                                   --------------------
                                                                227,659
                                                   --------------------

LEISURE TIME (PRODUCTS)--0.8%
Callaway Golf Co....................       1,900                 30,400
Harley-Davidson, Inc................       1,500                 72,281
Hasbro, Inc.........................      19,700                211,775
                                                   --------------------
                                                                314,456
                                                   --------------------

LODGING-HOTELS--0.8%
Extended Stay America, Inc.(b)......      16,800                206,850
Hilton Hotels Corp..................      11,000                104,500
                                                   --------------------
                                                                311,350
                                                   --------------------

MACHINERY (DIVERSIFIED)--0.4%
Dover Corp..........................       3,400                144,288

MANUFACTURING (DIVERSIFIED)--0.4%
Thermo Electron Corp................       1,605                 46,545
WMS Industries, Inc.(b).............       4,600                102,350
                                                   --------------------
                                                                148,895
                                                   --------------------

8                      See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                          SHARES          VALUE
                                          -------  --------------------
MANUFACTURING (SPECIALIZED)--0.4%
Insituform Technologies, Inc.(b)....       2,300   $             82,081
JLG Industries, Inc.................       2,300                 32,056
Reliance Steel & Aluminum Co........       1,700                 40,375
                                                   --------------------
                                                                154,512
                                                   --------------------

METAL FABRICATORS--0.2%
Kennametal, Inc.....................       3,200                 94,000
METALS MINING--0.1%
Freeport-McMoRan Copper & Gold, Inc.
Class B(b)..........................       5,600                 44,450

NATURAL GAS--2.7%
Dynegy, Inc. Class A................       2,000                 92,625
Energen Corp........................       5,700                163,163
Equitable Resources, Inc............       1,000                 58,000
KeySpan Corp........................       5,500                193,531
Questar Corp........................       7,500                202,969
Sempra Energy.......................      15,000                310,313
                                                   --------------------
                                                              1,020,601
                                                   --------------------

OIL & GAS (DRILLING & EQUIPMENT)--1.1%
BJ Services Co.(b)..................       1,400                 73,413
Helmerich & Payne, Inc..............       4,200                132,038
Input/Output, Inc.(b)...............       4,100                 34,594
Marine Drilling Cos, Inc.(b)........       1,900                 45,363
Parker Drilling Co.(b)..............       3,700                 22,200
Seitel, Inc.(b).....................       1,900                 28,500
Unit Corp.(b).......................       7,200                 95,850
                                                   --------------------
                                                                431,958
                                                   --------------------

OIL & GAS (EXPLORATION & PRODUCTION)--1.5%
Apache Corp.........................         600                 33,188
Brown (Tom), Inc.(b)................       2,200                 50,325
Chesapeake Energy Corp.(b)..........       4,000                 22,500
Cross Timbers Oil Co................       6,750                126,984
Meridian Resource Corp. (The)(b)....       2,000                 13,875
Ocean Energy, Inc.(b)...............       4,700                 65,213
Pioneer Natural Resources Co.(b)....       3,700                 48,331
Triton Energy Ltd.(b)...............       2,100                 64,575
Vintage Petroleum, Inc..............       6,900                145,763
                                                   --------------------
                                                                570,754
                                                   --------------------

OIL & GAS (REFINING & MARKETING)--0.9%
Tosco Corp..........................         900                 25,763
Ultramar Diamond Shamrock Corp......       3,300                 86,625

                                          SHARES          VALUE
                                          -------  --------------------
OIL & GAS (REFINING & MARKETING)--CONTINUED
Valero Energy Corp..................       6,500   $            214,906
                                                   --------------------
                                                                327,294
                                                   --------------------

OIL (DOMESTIC INTEGRATED)--1.7%
Conoco, Inc. Class B................       1,900                 51,656
Occidental Petroleum Corp...........      14,600                290,175
USX-Marathon Group..................      11,800                320,813
                                                   --------------------
                                                                662,644
                                                   --------------------

OIL (INTERNATIONAL INTEGRATED)--1.0%
Texaco, Inc.........................       6,200                366,188

PAPER & FOREST PRODUCTS--0.5%
Buckeye Technologies, Inc.(b).......       2,400                 41,100
Westvaco Corp.......................       5,500                156,750
                                                   --------------------
                                                                197,850
                                                   --------------------

PERSONAL CARE--0.1%
NBTY, Inc.(b).......................       3,500                 22,750
Perrigo Co.(b)......................       2,400                 15,900
                                                   --------------------
                                                                 38,650
                                                   --------------------

PHOTOGRAPHY/IMAGING--0.1%
Concord Camera Corp.(b).............       1,300                 40,219

PUBLISHING--0.3%
Martha Stewart Living Omnimedia,
Inc. Class A(b).....................       4,600                115,288

PUBLISHING (NEWSPAPERS)--0.6%
Belo (A.H.) Corp....................       1,900                 36,456
New York Times Co. (The) Class A....       5,600                205,800
                                                   --------------------
                                                                242,256
                                                   --------------------

REITS--6.0%
Boston Properties, Inc..............       7,200                291,600
Developers Diversified Realty
Corp................................      11,200                133,700
Duke-Weeks Realty Corp..............       6,200                146,863
Equity Office Properties Trust......       8,700                262,088
Equity Residential Properties
Trust...............................       7,000                329,438
Innkeepers USA Trust................       7,800                 79,463
MeriStar Hospitality Corp...........       2,800                 53,550
Prentiss Properties Trust...........       8,400                213,150
Reckson Associates Realty Corp......       7,900                178,738
Spieker Properties, Inc.............       5,800                321,175

                       See Notes to Financial Statements                       9

Phoenix-Euclid Market Neutral Fund

                                          SHARES          VALUE
                                          -------  --------------------
REITS--CONTINUED
United Dominion Realty Trust,
Inc.................................      23,100   $            242,550
                                                   --------------------
                                                              2,252,315
                                                   --------------------

RESTAURANTS--2.5%
Brinker International, Inc.(b)......       4,400                172,700
CBRL Group, Inc.(b).................       7,200                128,700
Cheesecake Factory, Inc. (The)(b)...         800                 35,450
Darden Restaurants, Inc.............       2,200                 49,500
Jack in the Box, Inc.(b)............       2,000                 49,000
Outback Steakhouse, Inc.(b).........       1,800                 51,300
Ruby Tuesday, Inc...................      10,500                142,406
Starbucks Corp.(b)..................       1,400                 62,563
Tricon Global Restaurants,
Inc.(b).............................       7,300                219,000
Wendy's International, Inc..........       1,600                 34,800
                                                   --------------------
                                                                945,419
                                                   --------------------

RETAIL (COMPUTERS & ELECTRONICS)--0.2%
Best Buy Co., Inc.(b)...............         500                 25,094
CDW Computer Centers, Inc.(b).......         500                 32,219
Circuit City Stores-Circuit City
Group...............................         900                 11,925
Tech Data Corp.(b)..................         400                 16,650
                                                   --------------------
                                                                 85,888
                                                   --------------------

RETAIL (DEPARTMENT STORES)--0.7%
Federated Department Stores,
Inc.(b).............................       6,000                195,375
Neiman Marcus Group, Inc. (The)
Class A(b)..........................       1,500                 55,688
                                                   --------------------
                                                                251,063
                                                   --------------------
RETAIL (DISCOUNTERS)--0.8%
Family Dollar Stores, Inc...........      11,700                227,419
Stein Mart, Inc.(b).................       4,500                 69,750
                                                   --------------------
                                                                297,169
                                                   --------------------

RETAIL (FOOD CHAINS)--1.2%
Kroger Co. (The)(b).................       5,500                124,094
Safeway, Inc.(b)....................       1,800                 98,438
Winn-Dixie Stores, Inc..............      11,200                215,600
                                                   --------------------
                                                                438,132
                                                   --------------------

RETAIL (GENERAL MERCHANDISE)--1.0%
BJ's Wholesale Club, Inc.(b)........       2,800                 92,225
Costco Wholesale Corp.(b)...........       2,200                 80,575
Sears, Roebuck & Co.................       6,400                190,272
                                                   --------------------
                                                                363,072
                                                   --------------------

                                          SHARES          VALUE
                                          -------  --------------------

RETAIL (HOME SHOPPING)--0.2%
Insight Enterprises, Inc.(b)........       2,550   $             82,875

RETAIL (SPECIALTY)--2.8%
AutoZone, Inc.(b)...................       1,800                 48,263
Bed Bath & Beyond, Inc.(b)..........       2,200                 56,788
Casey's General Stores, Inc.........      14,000                175,000
Genesco, Inc.(b)....................       2,400                 42,600
O'Reilly Automotive, Inc.(b)........       4,900                 88,200
Office Depot, Inc.(b)...............       5,000                 41,563
Pier 1 Imports, Inc.................      17,300                229,225
Staples, Inc.(b)....................       5,400                 76,950
Tiffany & Co........................       1,800                 76,838
Trans World Entertainment
Corp.(b)............................      16,900                143,650
Venator Group, Inc.(b)..............       7,100                100,288
                                                   --------------------
                                                              1,079,365
                                                   --------------------

RETAIL (SPECIALTY-APPAREL)--1.3%
Charming Shoppes, Inc.(b)...........      17,700                108,413
Men's Wearhouse, Inc. (The)(b)......       2,600                 76,050
Talbots, Inc. (The).................         700                 55,344
TJX Cos., Inc. (The)................       8,700                237,075
                                                   --------------------
                                                                476,882
                                                   --------------------

SAVINGS & LOAN COMPANIES--2.1%
Capitol Federal Financial...........      30,000                435,000
Golden West Financial Corp..........       1,700                 95,306
GreenPoint Financial Corp...........       5,100                151,725
Sovereign Bancorp, Inc..............      15,300                127,181
                                                   --------------------
                                                                809,212
                                                   --------------------

SERVICES (ADVERTISING/MARKETING)--0.0%
Forrester Research, Inc.(b).........         400                 16,425

SERVICES (COMMERCIAL & CONSUMER)--1.8%
APAC Customer Services, Inc.(b).....       4,200                 22,575
Apollo Group, Inc. Class A(b).......       5,000                195,625
Cerner Corp.(b).....................       1,800                111,488
Convergys Corp.(b)..................         900                 39,206
Copart, Inc.(b).....................      12,000                180,750
Diamond Technology Partners,
Inc.(b).............................         700                 31,238
Profit Recovery Group International,
Inc. (The)(b).......................       2,700                 14,513
SITEL Corp.(b)......................      11,200                 31,500
TeleTech Holdings, Inc.(b)..........       2,400                 66,600
                                                   --------------------
                                                                693,495
                                                   --------------------

10                     See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                          SHARES          VALUE
                                          -------  --------------------
SERVICES (COMPUTER SYSTEMS)--0.8%
Electronic Data Systems Corp........       3,900   $            183,056
Ingram Micro, Inc. Class A(b).......       3,000                 51,188
Lightbridge, Inc.(b)................       1,400                 14,963
Sapient Corp.(b)....................       1,900                 67,569
                                                   --------------------
                                                                316,776
                                                   --------------------

SERVICES (DATA PROCESSING)--0.9%
Automatic Data Processing, Inc......         900                 58,781
Ceridian Corp.(b)...................         500                 12,500
Concord EFS, Inc.(b)................       4,600                190,038
Paychex, Inc........................       1,500                 85,031
                                                   --------------------
                                                                346,350
                                                   --------------------

SERVICES (EMPLOYMENT)--0.5%
Hall, Kinion & Associates,
Inc.(b).............................       1,100                 29,081
Robert Half International,
Inc.(b).............................       2,400                 73,200
Spherion Corp.(b)...................       6,800                 80,750
                                                   --------------------
                                                                183,031
                                                   --------------------

SPECIALTY PRINTING--0.6%
Banta Corp..........................       3,700                 85,331
Topps Co., Inc. (The)(b)............      14,300                129,147
                                                   --------------------
                                                                214,478
                                                   --------------------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.4%
AT&T Wireless Group(b)..............       2,700                 67,331
Boston Communications Group,
Inc.(b).............................         800                 18,900
Powertel, Inc.(b)...................       2,900                253,025
Sprint Corp. (PCS Group)(b).........       5,100                194,438
                                                   --------------------
                                                                533,694
                                                   --------------------

TELECOMMUNICATIONS (LONG DISTANCE)--0.2%
General Communication, Inc.(b)......       8,200                 64,063
Time Warner Telecom, Inc. Class
A(b)................................         400                 23,850
                                                   --------------------
                                                                 87,913
                                                   --------------------

TELEPHONE--0.1%
Qwest Communications International,
Inc.(b).............................         900                 43,763
TEXTILES (APPAREL)--0.1%
Tommy Hilfiger Corp.(b).............       3,300                 38,363

TEXTILES (HOME FURNISHINGS)--0.2%
Interface, Inc......................       8,600                 78,475

                                          SHARES          VALUE
                                          -------  --------------------

TOBACCO--0.4%
Philip Morris Cos., Inc.............       4,100   $            150,163

TRUCKERS--0.1%
American Freightways Corp.(b).......       1,200                 19,350

WASTE MANAGEMENT--0.4%
Republic Services, Inc.(b)..........       6,300                 84,656
Waste Management, Inc...............       2,500                 50,000
                                                   --------------------
                                                                134,656
                                                   --------------------

WATER UTILITIES--0.3%
Philadelphia Suburban Corp..........       4,700                110,156
-----------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $29,196,125)                                31,857,813
-----------------------------------------------------------------------

FOREIGN COMMON STOCKS--8.7%

ALUMINUM--1.0%
Alcan Aluminum Ltd. (Canada)........      11,900                375,594

BEVERAGES (NON-ALCOHOLIC)--0.3%
Cott Corp. (Canada)(b)..............      21,400                128,400

COMMUNICATIONS EQUIPMENT--0.1%
BreezeCom Ltd. (Israel)(b)..........         700                 12,994
Nortel Networks Corp. (Canada)......         200                  9,100
                                                   --------------------
                                                                 22,094
                                                   --------------------

COMPUTERS (HARDWARE)--0.1%
Radware Ltd. (Israel)(b)............       1,600                 36,200

ELECTRONICS (INSTRUMENTATION)--0.2%
Qiagen NV (Netherlands)(b)..........       1,300                 56,062

ELECTRONICS (SEMICONDUCTORS)--0.7%
ARM Holdings PLC ADR (United
Kingdom)(b).........................       1,800                 54,000
ASAT Holdings Ltd. (Cayman
Islands)(b).........................       1,900                 12,587
Galileo Technology Ltd.
(Israel)(b).........................         400                 10,850
STMicroelectronics NV NY Shares
(France)............................       1,500                 77,906
Taiwan Semiconductor Manufacturing
Co. Ltd. ADR (Taiwan)(b)............       4,424                100,369
                                                   --------------------
                                                                255,712
                                                   --------------------

EQUIPMENT (SEMICONDUCTORS)--0.0%
ASM International NV
(Netherlands)(b)....................       1,000                 16,063

GOLD & PRECIOUS METALS MINING--0.3%
Placer Dome, Inc. (Canada)..........      13,600                110,500

                       See Notes to Financial Statements                      11

Phoenix-Euclid Market Neutral Fund

                                          SHARES          VALUE
                                          -------  --------------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.2%
Teva Pharmaceutical Industries Ltd.
ADR (Israel)........................       1,100   $             65,038

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.0%
Luxottica Group SPA ADR (Italy).....      25,500                368,156

INSURANCE (LIFE/HEALTH)--1.4%
Manulife Financial Corp. (Canada)...      10,800                278,100
Sun Life Financial Services of
Canada (Canada)(b)..................      12,000                246,000
                                                   --------------------
                                                                524,100
                                                   --------------------

MANUFACTURING (DIVERSIFIED)--0.3%
Tyco International Ltd. (Bermuda)...       2,300                130,381

OIL (INTERNATIONAL INTEGRATED)--1.0%
BP Amoco PLC ADR (United Kingdom)...       3,690                187,959
Shell Transport & Trading Co. ADR
(United Kingdom)....................       3,800                186,913
                                                   --------------------
                                                                374,872
                                                   --------------------
RAILROADS--1.5%
Canadian Pacific Ltd. (Canada)......      19,800                577,913

SHIPPING--0.2%
Knightsbridge Tankers Ltd.
(Bermuda)...........................       3,500                 75,469

SPECIALTY PRINTING--0.2%
Quebecor World (Canada).............       3,800                 83,600

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.2%
Grupo Iusacell S.A. de C.V. ADR
(Mexico)(b).........................       6,900                 89,700
-----------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,278,630)                                  3,289,854
-----------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--92.5%
(IDENTIFIED COST $32,474,755)                                35,147,667
-----------------------------------------------------------------------

                                            PAR
                                           VALUE
                                           (000)          VALUE
                                          -------  --------------------
SHORT-TERM OBLIGATIONS--8.0%

REPURCHASE AGREEMENT--8.0%
Morgan Stanley & Co., Inc.
repurchase agreement 6.59%, dated
10/31/00 due 11/1/00 repurchase
price $3,055,559 collateralized by
Fannie Mae Bond 7.556%, 9/1/37,
market value $3,116,297.............      $3,055   $          3,055,000
-----------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $3,055,000)                                  3,055,000
-----------------------------------------------------------------------

TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $35,529,755)                               38,202,667(a)

SECURITIES SOLD SHORT--92.2%
(PROCEEDS $35,193,158)                                     (35,052,339)
Cash and receivables, less liabilities--91.7%               34,881,880
                                                          ------------
NET ASSETS--100.0%                                        $ 38,032,208
                                                          ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,096,349 and gross depreciation of $2,787,038 for federal income tax purposes. At October 31, 2000, the aggregate cost of securities for federal income tax purposes was $35,893,356.
(b)  Non-income producing.

12                     See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                              SHARES      VALUE
                                              -------  -----------
SECURITIES SOLD SHORT--92.2%

COMMON STOCKS--83.1%
AEROSPACE/DEFENSE--1.7%
AAR Corp................................       3,000   $    35,812
Lockheed Martin Corp....................       6,400       229,440
Northrop Grumman Corp...................       1,800       151,200
Raytheon Co. Class B....................       5,400       184,612
Teledyne Technologies, Inc..............       1,700        42,606
                                                       -----------
                                                           643,670
                                                       -----------

AGRICULTURAL PRODUCTS--0.1%
Delta and Pine Land Co..................       1,100        26,881

AIRLINES--1.6%
Alaska Air Group, Inc...................       7,100       184,156
Atlantic Coast Airlines Holdings,
Inc.....................................       6,600       235,950
Delta Air Lines, Inc....................       1,100        51,975
Midwest Express Holdings, Inc...........       4,700        89,300
UAL Corp................................       1,600        60,700
                                                       -----------
                                                           622,081
                                                       -----------

ALUMINUM--0.0%
Alcoa, Inc..............................          24           688

AUTO PARTS & EQUIPMENT--1.3%
BorgWarner, Inc.........................         800        30,200
Dana Corp...............................       6,700       148,656
Federal-Mogul Corp......................       4,400        14,300
Goodyear Tire & Rubber Co. (The)........      11,100       205,350
TRW, Inc................................       2,700       113,400
                                                       -----------
                                                           511,906
                                                       -----------

BANKS (MAJOR REGIONAL)--2.2%
Bank of New York Co., Inc. (The)........       3,900       224,494
Bank One Corp...........................       6,900       251,850
Comerica, Inc...........................         600        36,187
Fifth Third Bancorp.....................       1,500        77,062
PNC Financial Services Group............       2,200       147,125
State Street Corp.......................         700        87,318
Union Planters Corp.....................          14           473
                                                       -----------
                                                           824,509
                                                       -----------
BANKS (REGIONAL)--1.1%
Chittenden Corp.........................       4,300       114,219
Commerce Bancorp, Inc...................          45         2,725
Hudson United Bancorp...................       5,100       114,112

                                              SHARES      VALUE
                                              -------  -----------
BANKS (REGIONAL)--CONTINUED
Marshall & Ilsley Corp..................         900   $    40,781
Provident Financial Group, Inc..........       2,400        72,600
Sky Financial Group, Inc................       4,840        80,465
                                                       -----------
                                                           424,902
                                                       -----------

BEVERAGES (ALCOHOLIC)--0.5%
Anheuser-Busch Cos., Inc................       4,000       183,000

BEVERAGES (NON-ALCOHOLIC)--0.5%
Coca-Cola Co. (The).....................       3,300       199,237

BIOTECHNOLOGY--3.7%
AVANT Immunotherapeutics, Inc...........       3,900        32,906
Biopure Corp............................       1,900        39,069
Cell Genesys, Inc.......................       2,000        46,125
Corixa Corp.............................       1,800        80,100
CV Therapeutics, Inc....................         600        47,250
CYTOGEN Corp............................       2,000        11,500
Gene Logic, Inc.........................       1,300        28,356
Geron Corp..............................       1,400        32,900
ILEX Oncology, Inc......................       1,800        65,250
Lynx Therapeutics, Inc..................       1,200        21,000
Medarex, Inc............................       2,000       122,250
MedImmune, Inc..........................       2,500       163,437
Millennium Pharmaceuticals, Inc.........       2,000       145,125
Myriad Genetics, Inc....................         800        96,000
Neurocrine Biosciences, Inc.............         700        27,125
NPS Pharmaceuticals, Inc................       1,700        72,887
Orchid Biosciences......................       1,600        32,700
Pharmacyclics, Inc......................       1,400        75,337
Progenics Pharmaceuticals, Inc..........       2,300        56,637
Protein Design Labs, Inc................         900       121,570
Ribozyme Pharmaceuticals, Inc...........       2,700        57,206
SangStat Medical Corp...................       1,300        13,000
Targeted Genetics Corp..................       3,900        39,000
                                                       -----------
                                                         1,426,730
                                                       -----------

BROADCASTING (TELEVISION, RADIO & CABLE)--1.5%
AT&T Corp.- Liberty Media Corp. Class
A.......................................       2,800        50,400
Cox Communications, Inc. Class A........      10,000       440,625
Pegasus Communications Corp.............         500        17,781
RCN Corp................................       3,700        65,675
                                                       -----------
                                                           574,481
                                                       -----------

BUILDING MATERIALS--0.5%
Owens Corning...........................      11,800        16,225

                       See Notes to Financial Statements                      13

Phoenix-Euclid Market Neutral Fund

                                              SHARES      VALUE
                                              -------  -----------
BUILDING MATERIALS--CONTINUED
USG Corp................................       9,500   $   162,094
                                                       -----------
                                                           178,319
                                                       -----------

CHEMICALS--0.6%
Du Pont (E.I.) de Nemours & Co..........       4,300       195,112
PolyOne Corp............................       2,300        18,112
                                                       -----------
                                                           213,224
                                                       -----------

CHEMICALS (DIVERSIFIED)--0.2%
PPG Industries, Inc.....................       1,400        62,475

CHEMICALS (SPECIALTY)--0.4%
Hercules, Inc...........................       3,014        55,194
Millennium Chemicals, Inc...............       5,900        95,137
                                                       -----------
                                                           150,331
                                                       -----------

COMMUNICATIONS EQUIPMENT--0.6%
Adaptive Broadband Corp.................       1,900        30,519
CTC Communications Group, Inc...........       1,300        12,553
Harmonic, Inc...........................       3,500        50,750
Inter-Tel, Inc..........................       1,900        21,969
InterWave Communications International
Ltd.....................................       1,800         6,525
Lucent Technologies, Inc................       1,000        23,312
Sycamore Networks, Inc..................       1,100        69,575
                                                       -----------
                                                           215,203
                                                       -----------
COMPUTERS (HARDWARE)--0.3%
Apple Computer, Inc.....................         800        15,650
Extended Systems, Inc...................         900        35,100
International Business Machines Corp....         500        49,250
                                                       -----------
                                                           100,000
                                                       -----------

COMPUTERS (PERIPHERALS)--0.2%
Advanced Digital Information Corp.......       1,400        18,200
Lexmark International, Inc..............         600        24,600
Seagate Technology, Inc.................         700        48,912
                                                       -----------
                                                            91,712
                                                       -----------

COMPUTERS (SOFTWARE & SERVICES)--3.0%
Adept Technology, Inc...................         600        16,725
Akamai Technologies, Inc................         900        45,900
Aspen Technology, Inc...................         400        16,525
BMC Software, Inc.......................       1,100        22,344
Bottomline Technologies, Inc............       1,200        42,075
CNET Networks, Inc......................         470        14,790

                                              SHARES      VALUE
                                              -------  -----------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
Complete Business Solutions, Inc........       1,300   $    13,487
Computer Associates International,
Inc.....................................       2,500        79,687
Documentum, Inc.........................         200        17,000
E.piphany, Inc..........................         300        27,037
Eclipsys Corp...........................       1,400        34,562
Electronic Arts, Inc....................       3,600       180,000
IDX Systems Corp........................       1,700        54,400
IMRglobal Corp..........................       2,600        21,450
Mercator Software, Inc..................       1,700         7,756
MicroStrategy, Inc......................         900        21,544
NaviSite, Inc...........................       1,100        11,206
Numerical Technologies, Inc.............       1,300        26,650
OpenTv Corp.............................         600        16,125
PeopleSoft, Inc.........................       5,100       222,567
Prodigy Communications Corp.............       2,800        12,250
Transaction Systems Architects, Inc.....      10,500       141,750
Tumbleweed Communications Corp..........         400         6,850
Unisys Corp.............................       3,600        45,900
Vignette Corp...........................       1,200        35,775
Wind River Systems, Inc.................         600        24,637
                                                       -----------
                                                         1,158,992
                                                       -----------

CONSTRUCTION (CEMENT & AGGREGATES)--1.7%
Martin Marietta Materials, Inc..........       3,600       138,240
Southdown, Inc..........................       3,700       262,237
Vulcan Materials Co.....................       5,500       231,000
                                                       -----------
                                                           631,477
                                                       -----------

CONSUMER FINANCE--0.2%
Household International, Inc............       1,300        65,406

CONTAINERS & PACKAGING (PAPER)--0.2%
Packaging Corp. of America..............       2,400        35,250
Temple-Inland, Inc......................         600        26,850
                                                       -----------
                                                            62,100
                                                       -----------

ELECTRIC COMPANIES--6.0%
Ameren Corp.............................       1,400        55,650
Avista Corp.............................       6,500       145,844
Cinergy Corp............................       5,000       153,125
Consolidated Edison, Inc................       4,000       140,750
CP&L Energy, Inc........................       7,400       298,312
Dominion Resources, Inc.................         907        54,023
DQE, Inc................................       3,300       115,294
Duke Energy Corp........................       1,000        86,437
Exelon Corp.............................       4,600       276,575

14                     See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                              SHARES      VALUE
                                              -------  -----------
ELECTRIC COMPANIES--CONTINUED
FPL Group, Inc..........................       2,900   $   191,400
Kansas City Power & Light Co............       2,600        62,562
Montana Power Co. (The).................       1,000        28,250
Niagara Mohawk Holdings, Inc............      13,100       209,600
Sierra Pacific Resources................      12,700       218,281
Western Resources, Inc..................      11,800       252,225
                                                       -----------
                                                         2,288,328
                                                       -----------
ELECTRICAL EQUIPMENT--1.1%
Active Power, Inc.......................       1,200        45,750
Cohu, Inc...............................       1,800        28,462
Solectron Corp..........................       4,400       193,600
Thomas & Betts Corp.....................      10,100       152,762
                                                       -----------
                                                           420,574
                                                       -----------

ELECTRONICS (COMPONENT DISTRIBUTORS)--0.3%
Grainger (W.W.), Inc....................       3,500       111,781
ELECTRONICS (INSTRUMENTATION)--0.7%
Genomic Solutions, Inc..................       1,400        19,600
LightPath Technologies, Inc. Class A....       1,000        27,250
Mechanical Technology, Inc..............       1,600        12,000
Molecular Devices Corp..................         400        27,350
Tektronix, Inc..........................       1,450       103,312
Zygo Corp...............................       1,300        64,350
                                                       -----------
                                                           253,862
                                                       -----------

ELECTRONICS (SEMICONDUCTORS)--0.4%
Conexant Systems, Inc...................         700        18,419
LSI Logic Corp..........................         600        19,725
National Semiconductor Corp.............         800        20,800
QLogic Corp.............................         400        38,700
Siliconix, Inc..........................       1,600        69,200
                                                       -----------
                                                           166,844
                                                       -----------
ENGINEERING & CONSTRUCTION--0.1%
Foster Wheeler Corp.....................       5,400        39,825

EQUIPMENT (SEMICONDUCTORS)--1.0%
EMCORE Corp.............................       1,800        73,800
Ibis Technology Corp....................         900        34,087
Photronic, Inc..........................       7,200       162,450
PRI Automation, Inc.....................       1,000        22,625
Ultratech Stepper, Inc..................         800        18,800

                                              SHARES      VALUE
                                              -------  -----------
EQUIPMENT (SEMICONDUCTORS)--CONTINUED
Veeco Instruments, Inc..................         900   $    59,583
                                                       -----------
                                                           371,345
                                                       -----------

FINANCIAL (DIVERSIFIED)--1.4%
CompuCredit Corp........................       1,600        49,400
IndyMac Bancorp, Inc....................       4,100        85,587
Markel Corp.............................       2,300       333,212
Pinnacle Holdings, Inc..................       3,600        56,700
                                                       -----------
                                                           524,899
                                                       -----------

FOODS--2.7%
Dole Food Co., Inc......................       3,100        37,394
General Mills, Inc......................       4,000       167,000
Heinz (H.J.) Co.........................       9,400       394,212
Hershey Foods Corp......................       5,800       315,012
Quaker Oats Co. (The)...................       1,300       106,031
                                                       -----------
                                                         1,019,649
                                                       -----------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.3%
Speedway Motorsports, Inc...............       5,600        97,650

HEALTH CARE (DIVERSIFIED)--0.8%
American Home Products Corp.............       4,600       292,100

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.6%
Allergan, Inc...........................         900        75,656
Antigenics, Inc.........................       1,500        22,406
Cubist Pharmaceuticals, Inc.............         400        17,188
EntreMed, Inc...........................       2,900        90,263
Genentech, Inc..........................       1,400       115,500
Guilford Pharmaceuticals, Inc...........       3,000        74,063
Lilly (Eli) & Co........................       1,900       169,813
Onyx Pharmaceuticals, Inc...............       1,900        28,500
Titan Pharmaceuticals, Inc..............         700        29,456
                                                       -----------
                                                           622,845
                                                       -----------

HEALTH CARE (GENERIC AND OTHER)--0.3%
Watson Pharmaceuticals, Inc.............       1,600       100,100

HEALTH CARE (MANAGED CARE)--0.0%
PacifiCare Health Systems, Inc..........         400         4,175

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.7%
Bard (C.R.), Inc........................       2,900       121,438
Bausch & Lomb, Inc......................       1,200        46,275
Baxter International, Inc...............       3,000       246,563
Edwards Lifesciences Corp...............       7,900       106,156

                       See Notes to Financial Statements                      15

Phoenix-Euclid Market Neutral Fund

                                              SHARES      VALUE
                                              -------  -----------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--CONTINUED
Guidant Corp............................         800   $    42,350
Medtronic, Inc..........................       2,600       141,213
STERIS Corp.............................       8,900       133,500
Varian Medical Systems, Inc.............       2,800       136,850
Visible Genetics, Inc...................       1,400        42,350
                                                       -----------
                                                         1,016,695
                                                       -----------

HEALTH CARE (SPECIALIZED SERVICES)--0.4%
Discovery Partners International........         800        12,000
Exelixis, Inc...........................       2,000        44,125
Maxygen, Inc............................       1,100        44,275
Symyx Technologies......................         900        42,469
                                                       -----------
                                                           142,869
                                                       -----------

HOMEBUILDING--0.1%
Champion Enterprises, Inc...............       7,600        29,450
HOUSEHOLD FURNISHINGS & APPLIANCES--1.0%
Ethan Allen Interiors, Inc..............       8,100       236,925
Whirlpool Corp..........................       3,400       147,900
                                                       -----------
                                                           384,825
                                                       -----------
HOUSEHOLD PRODUCTS (NON-DURABLE)--1.1%
Kimberly-Clark Corp.....................       2,300       151,800
Procter & Gamble Co. (The)..............       3,800       271,463
                                                       -----------
                                                           423,263
                                                       -----------

HOUSEWARES--0.0%
Newell Rubbermaid, Inc..................          31           595
INSURANCE (LIFE/HEALTH)--1.7%
American General Corp...................       1,900       152,950
Jefferson-Pilot Corp....................         500        34,375
John Hancock Financial Services, Inc....       1,600        50,600
Lincoln National Corp...................       3,500       169,313
MONY Group, Inc. (The)..................       5,500       226,188
                                                       -----------
                                                           633,426
                                                       -----------

INSURANCE (PROPERTY-CASUALTY)--2.9%
21st Century Insurance Group............       4,700        77,844
Allmerica Financial Corp................       1,400        88,288
Chubb Corp. (The).......................         400        33,775
Enhance Financial Services Group,
Inc.....................................       2,400        27,900
Horace Mann Educators Corp..............      11,000       184,938
MBIA, Inc...............................       1,200        87,225

                                              SHARES      VALUE
                                              -------  -----------
INSURANCE (PROPERTY-CASUALTY)--CONTINUED
Ohio Casualty Corp......................       5,000   $    42,031
Progressive Corp. (The).................       1,200       117,900
SAFECO Corp.............................       4,600       111,263
Transatlantic Holdings, Inc.............       1,300       120,738
Trenwick Group Ltd......................      11,100       217,838
                                                       -----------
                                                         1,109,740
                                                       -----------

INSURANCE BROKERS--0.7%
Gallagher (Arthur J.) & Co..............       1,000        63,125
Marsh & McLennan Cos., Inc..............       1,500       196,125
                                                       -----------
                                                           259,250
                                                       -----------

INVESTMENT BANKING/BROKERAGE--1.0%
Legg Mason, Inc.........................       1,100        57,131
Paine Webber Group, Inc.................       3,000       213,750
Southwest Securities Group, Inc.........       3,800       107,350
                                                       -----------
                                                           378,231
                                                       -----------

INVESTMENT MANAGEMENT--0.7%
Acacia Research Corp....................       1,100        34,994
American Capital Strategies Ltd.........       5,900       130,169
Stilwell Financial, Inc.................       2,200        98,588
                                                       -----------
                                                           263,751
                                                       -----------

IRON & STEEL--0.7%
Cleveland-Cliffs, Inc...................       2,200        45,375
UCAR International, Inc.................       4,500        37,125
USX-U.S. Steel Group....................      12,800       204,000
                                                       -----------
                                                           286,500
                                                       -----------

LEISURE TIME (PRODUCTS)--1.0%
Fleetwood Enterprises, Inc..............      12,400       163,525
Mattel, Inc.............................      17,900       231,581
                                                       -----------
                                                           395,106
                                                       -----------

MACHINERY (DIVERSIFIED)--0.2%
Kaydon Corp.............................       2,400        52,650
Terex Corp..............................       3,200        39,400
                                                       -----------
                                                            92,050
                                                       -----------

MANUFACTURING (DIVERSIFIED)--0.8%
Eaton Corp..............................       3,500       238,219
Pentair, Inc............................       1,400        41,738

16                     See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                              SHARES      VALUE
                                              -------  -----------
MANUFACTURING (DIVERSIFIED)--CONTINUED
Textron, Inc............................         600   $    30,263
                                                       -----------
                                                           310,220
                                                       -----------

MANUFACTURING (SPECIALIZED)--0.8%
Astec Industries, Inc...................       2,600        26,813
Briggs & Stratton Corp..................       4,700       167,731
Sealed Air Corp.........................       1,500        72,188
UNOVA, Inc..............................      10,000        48,125
                                                       -----------
                                                           314,857
                                                       -----------

METALS MINING--1.4%
Optical Cable Corp......................       1,600        25,500
Phelps Dodge Corp.......................      11,100       518,925
                                                       -----------
                                                           544,425
                                                       -----------

NATURAL GAS--1.9%
Atmos Energy Corp.......................       1,300        30,063
Eastern Enterprises.....................       2,500       160,938
MCN Energy Group, Inc...................      12,000       295,500
Southwest Gas Corp......................       1,000        20,875
Washington Gas Light Co.................       7,900       201,450
                                                       -----------
                                                           708,826
                                                       -----------

OFFICE EQUIPMENT & SUPPLIES--0.2%
Reynolds & Reynolds Co. (The) Class A...       3,800        67,925

OIL & GAS (DRILLING & EQUIPMENT)--1.6%
Diamond Offshore Drilling, Inc..........       3,300       114,056
Friede Goldman Halter, Inc..............       4,300        24,725
Halliburton Co..........................       5,800       214,963
Schlumberger Ltd........................         800        60,900
SEACOR SMIT, Inc........................       1,050        43,969
Transocean Sedco Forex, Inc.............       3,000       159,000
                                                       -----------
                                                           617,613
                                                       -----------

OIL & GAS (EXPLORATION & PRODUCTION)--0.1%
Basin Exploration, Inc..................       1,600        31,700
Forest Oil Corp.........................       1,700        23,481
                                                       -----------
                                                            55,181
                                                       -----------

OIL & GAS (REFINING & MARKETING)--0.7%
Ashland, Inc............................       2,400        78,600
Pennzoil-Quaker State Co................      16,700       196,225
                                                       -----------
                                                           274,825
                                                       -----------

                                              SHARES      VALUE
                                              -------  -----------

PAPER & FOREST PRODUCTS--3.2%
Boise Cascade Corp......................       2,000   $    57,375
Bowater, Inc............................       4,000       216,500
Chesapeake Corp.........................       4,500        88,313
Georgia-Pacific Corp. (Timber Group)....      16,000       453,000
International Paper Co..................       2,600        95,225
Smurfit-Stone Container Corp............       8,900       120,150
Weyerhaeuser Co.........................       3,700       173,669
                                                       -----------
                                                         1,204,232
                                                       -----------

PHOTOGRAPHY/IMAGING--0.7%
Eastman Kodak Co........................       3,400       152,575
Imation Corp............................       3,800        75,288
Polaroid Corp...........................       3,500        35,219
                                                       -----------
                                                           263,082
                                                       -----------

PUBLISHING--1.2%
Harcourt General, Inc...................       1,300        72,865
Houghton Mifflin Co.....................       6,700       246,644
McGraw-Hill Cos., Inc. (The)............       1,200        77,025
Meredith Corp...........................       1,500        47,625
                                                       -----------
                                                           444,159
                                                       -----------

PUBLISHING (NEWSPAPERS)--2.5%
Dow Jones & Co., Inc....................       1,800       105,975
Gannett Co., Inc........................       4,000       232,000
Knight-Ridder, Inc......................       1,400        70,350
Scripps (E.W.) Co. (The) Class A........       1,500        87,656
Tribune Co..............................       6,300       233,494
Washington Post Co. (The) Class B.......         400       213,650
                                                       -----------
                                                           943,125
                                                       -----------

RAILROADS--1.2%
CSX Corp................................       3,100        78,469
GATX Corp...............................       4,300       180,869
Union Pacific Corp......................       1,600        75,000
Wisconsin Central Transportation
Corp....................................       8,900       114,031
                                                       -----------
                                                           448,369
                                                       -----------

REITS--2.7%
BRE Properties, Inc. Class A............       3,600       113,850
Cousins Properties, Inc.................      12,450       323,700
Health Care Property Investors, Inc.....       7,100       208,563
Hospitality Properties Trust............       8,400       181,125
JDN Realty Corp.........................       3,000        32,813

                       See Notes to Financial Statements                      17

Phoenix-Euclid Market Neutral Fund

                                              SHARES      VALUE
                                              -------  -----------
REITS--CONTINUED
Post Properties, Inc....................       4,500   $   157,219
                                                       -----------
                                                         1,017,270
                                                       -----------
RESTAURANTS--0.5%
McDonald's Corp.........................       6,000       186,000
RETAIL (DEPARTMENT STORES)--0.9%
Dillard's, Inc. Class A.................       4,400        46,200
May Department Stores Co. (The).........       8,400       220,500
Saks, Inc...............................       8,600        87,613
                                                       -----------
                                                           354,313
                                                       -----------
RETAIL (DISCOUNTERS)--0.7%
Ames Department Stores, Inc.............       8,300        32,681
Dollar General Corp.....................      10,450       161,975
ShopKo Stores, Inc......................      10,700        68,213
                                                       -----------
                                                           262,869
                                                       -----------
RETAIL (DRUG STORES)--0.1%
Duane Reade, Inc........................       1,000        29,188
RETAIL (FOOD CHAINS)--0.0%
Albertson's, Inc........................          92         2,179
RETAIL (GENERAL MERCHANDISE)--0.8%
Target Corp.............................       4,100       113,263
Wal-Mart Stores, Inc....................       4,000       181,500
                                                       -----------
                                                           294,763
                                                       -----------
RETAIL (HOME SHOPPING)--0.1%
Lands' End, Inc.........................       1,500        38,475
RETAIL (SPECIALTY)--0.5%
Claire's Stores, Inc....................       7,200       144,900
Electronics Boutique Holdings Corp......       2,600        40,625
                                                       -----------
                                                           185,525
                                                       -----------
RETAIL (SPECIALTY-APPAREL)--0.7%
Buckle, Inc. (The)......................       2,000        33,625
Limited, Inc. (The).....................       9,600       242,400
                                                       -----------
                                                           276,025
                                                       -----------
SERVICES (ADVERTISING/MARKETING)--0.8%
CMGI, Inc...............................         700        11,813
Lamar Advertising Co....................       1,200        57,600
Omnicom Group, Inc......................       1,900       175,275
True North Communications, Inc..........       1,800        67,838
                                                       -----------
                                                           312,526
                                                       -----------
SERVICES (COMMERCIAL & CONSUMER)--1.4%
DeVry, Inc..............................       5,700       210,544

                                              SHARES      VALUE
                                              -------  -----------
SERVICES (COMMERCIAL & CONSUMER)--CONTINUED
Gartner Group, Inc. Class A.............       2,300   $    21,850
Hertz Corp. (The) Class A...............       2,100        69,038
InterDigital Communications Corp........       1,000        10,938
Key3Media Group, Inc....................          50           475
Sotheby's Holdings, Inc. Class A........       8,400       228,375
                                                       -----------
                                                           541,220
                                                       -----------
SERVICES (COMPUTER SYSTEMS)--0.4%
Computer Sciences Corp..................       2,400       151,200
Sabre Holdings Corp.....................          81         2,708
                                                       -----------
                                                           153,908
                                                       -----------
SERVICES (DATA PROCESSING)--0.3%
CheckFree Corp..........................         500        24,875
First Data Corp.........................       1,800        90,225
                                                       -----------
                                                           115,100
                                                       -----------
SPECIALTY PRINTING--0.2%
Deluxe Corp.............................       1,300        29,331
Valassis Communications, Inc............       2,400        66,600
                                                       -----------
                                                            95,931
                                                       -----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.5%
Nextel Communications, Inc. Class A.....       3,900       149,906
Nextel Partners, Inc. Class A...........       1,200        29,400
Rural Cellular Corp.....................         400        21,500
Teligent, Inc. Class A..................       1,500        11,391
Triton PCS Holdings, Inc. Class A.......       1,500        69,750
VoiceStream Wireless Corp...............         700        92,050
Western Wireless Corp. Class A..........       4,400       209,000
                                                       -----------
                                                           582,997
                                                       -----------
TELECOMMUNICATIONS (LONG DISTANCE)--0.3%
Covad Communications Group, Inc.........          50           264
Level 3 Communications, Inc.............         500        23,844
NEON Communications, Inc................       1,300        15,681
Net2Phone, Inc..........................         600        11,138
NTL, Inc................................         600        26,363
Sprint Corp. (FON Group)................       2,200        56,100
                                                       -----------
                                                           133,390
                                                       -----------
TELEPHONE--0.4%
SBC Communications, Inc.................         600        34,613
Verizon Communications..................       2,100       121,406
                                                       -----------
                                                           156,019
                                                       -----------
TEXTILES (SPECIALTY)--0.1%
Wellman, Inc............................       3,100        46,500

18                     See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                              SHARES      VALUE
                                              -------  -----------
TRUCKERS--0.3%
United Parcel Service, Inc. Class B.....       1,900   $   115,425
TRUCKS & PARTS--0.2%
Cummins Engine Co., Inc.................       2,500        85,000
WASTE MANAGEMENT--0.6%
Newpark Resources, Inc..................      23,800       214,200
WATER UTILITIES--0.3%
E' Town Corp............................       1,600       107,800
------------------------------------------------------------------
TOTAL COMMON STOCKS
(PROCEEDS $31,727,648)                                  31,600,514
------------------------------------------------------------------
FOREIGN COMMON STOCKS--9.1%
AUTOMOBILES--0.3%
DaimlerChrysler AG (Germany)............       2,300       105,570
BANKS (MONEY CENTER)--0.1%
Bank of Tokyo-Mitsubishi, Ltd. (The) ADR
(Japan).................................       4,100        49,200
BEVERAGES (ALCOHOLIC)--1.0%
Diageo PLC ADR (United Kingdom).........       9,600       361,200
BEVERAGES (NON-ALCOHOLIC)--0.2%
Panamerican Beverages, Inc. Class A
(Mexico)................................       4,200        69,300
BROADCASTING (TELEVISION, RADIO & CABLE)--0.0%
United Pan-Europe Communications NV
(Netherlands)...........................       1,000        18,250
CHEMICALS--0.9%
Aventis SA ADR (France).................       4,600       331,487
CHEMICALS (SPECIALTY)--0.4%
Potash Corporation of Saskatchewan, Inc.
(Canada)................................       2,300       136,562
COMMUNICATIONS EQUIPMENT--0.4%
ECI Telecom Ltd. (Israel)...............       2,800        66,150
Gilat Satellite Networks Ltd.
(Israel)................................       1,000        51,187
Korea Thrunet Co., Ltd. (Korea).........       2,700        17,381
                                                       -----------
                                                           134,718
                                                       -----------
COMPUTERS (SOFTWARE & SERVICES)--0.2%
Fundtech Ltd. (Israel)..................       1,900        32,300
Internet Initiative Japan, Inc.
(Japan).................................         400        10,000
Riverdeep Group PLC ADR (Ireland).......         900        20,025
Satyam Infoway Ltd. ADR (India).........       1,300        10,156
                                                       -----------
                                                            72,481
                                                       -----------
ELECTRIC COMPANIES--0.4%
Enersis SA ADR (Chile)..................       1,334        23,679
ScottishPower PLC ADR (United
Kingdom)................................       4,800       144,900
                                                       -----------
                                                           168,579
                                                       -----------

                                              SHARES      VALUE
                                              -------  -----------
ENTERTAINMENT--0.3%
News Corp. Ltd. (The) ADR (Australia)...       3,000   $   129,000
FINANCIAL (DIVERSIFIED)--0.7%
XL Capital Ltd. Class A (Bermuda).......       3,700       284,438
FOODS--1.3%
Unilever NV NY Registered Shares
(Netherlands)...........................       4,700       238,819
Unilever PLC ADR (United Kingdom).......       8,800       245,300
                                                       -----------
                                                           484,119
                                                       -----------
GOLD & PRECIOUS METALS MINING--0.2%
Agnico-Eagle Mines Ltd. (Canada)........      17,500        92,969
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.1%
AstraZeneca Group PLC ADR (United
Kingdom)................................         900        42,919
HOMEBUILDING--0.2%
Trizec Hahn Corp. (Canada)..............       4,800        71,700
IRON & STEEL--0.2%
Corus Group PLC ADR (United Kingdom)....      10,000        90,000
LODGING-HOTELS--0.5%
Four Seasons Hotels, Inc. (Canada)......       2,700       197,100
OIL & GAS (DRILLING & EQUIPMENT)--0.1%
Petroleum Geo-Services ASA ADR
(Norway)................................       2,300        31,481
OIL (INTERNATIONAL INTEGRATED)--1.1%
Total Fina Elf SA ADR (France)..........       4,100       293,663
ENI SPA ADR (Italy).....................       2,200       119,075
                                                       -----------
                                                           412,738
                                                       -----------
SERVICES (COMMERCIAL & CONSUMER)--0.1%
chinadotcom Corp. Class A (Hong Kong)...       2,400        24,300
TELECOMMUNICATIONS (LONG DISTANCE)--0.4%
BCE, Inc. (Canada)......................       1,000        27,063
Telecom Italia SPA ADR (Italy)..........         700        82,250
Telecom Corporation of New Zealand Ltd.
ADR (New Zealand).......................       1,900        34,081
                                                       -----------
                                                           143,394
                                                       -----------
TELEPHONE--0.0%
Pacific Century Cyberworks Ltd. (Hong
Kong)...................................          41           320
------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(PROCEEDS $3,465,510)                                    3,451,825
------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
(PROCEEDS $35,193,158)                                  35,052,339(a)
                                                       ===========

(a) Federal Income Tax Information: Net unrealized appreciation of securities sold short is comprised of gross appreciation of $4,249,842 and gross depreciation of $3,961,560 for federal income tax purposes. At October 31, 2000, the aggregate proceeds of securities for federal income tax purposes was $35,340,621.

                       See Notes to Financial Statements                      19

Phoenix-Euclid Market Neutral Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2000

ASSETS
Investment securities at value (Identified cost $35,529,755)  $   38,202,667
Cash                                                                 983,357
Deposits with broker for securities sold short                    34,268,158
Receivables
  Investment securities sold                                         890,881
  Dividends and interest                                             161,833
  Fund shares sold                                                     1,706
                                                              --------------
    Total assets                                                  74,508,602
                                                              --------------
LIABILITIES
Securities sold short at value (Proceeds $35,193,158)             35,052,339
Payables
  Investment securities purchased                                    784,825
  Fund shares repurchased                                            369,033
  Investment advisory fee                                             84,557
  Dividends on short sales                                            41,665
  Transfer agent fee                                                  19,809
  Distribution fee                                                    18,933
  Trustees' fee                                                        3,208
  Financial agent fee                                                  1,948
Accrued expenses                                                     100,077
                                                              --------------
    Total liabilities                                             36,476,394
                                                              --------------
NET ASSETS                                                    $   38,032,208
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   56,968,126
Undistributed net investment income                                  985,092
Accumulated net realized loss                                    (22,734,741)
Net unrealized appreciation on investments                         2,672,912
Net unrealized appreciation on securities sold short                 140,819
                                                              --------------
NET ASSETS                                                    $   38,032,208
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $7,205,287)                    711,302
Net asset value per share                                             $10.13
Offering price per share $10.13/(1-5.75%)                             $10.75
CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $11,648,501)                 1,156,795
Net asset value and offering price per share                          $10.07
CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $6,886,067)                    685,881
Net asset value and offering price per share                          $10.04
CLASS I
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $12,292,353)                 1,219,533
Net asset value and offering price per share                          $10.08

                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 2000

INVESTMENT INCOME
Interest                                                      $    3,115,867
Dividends                                                          1,053,048
Foreign taxes withheld                                               (11,946)
                                                              --------------
    Total investment income                                        4,156,969
                                                              --------------
EXPENSES
Investment advisory fee                                              918,260
Distribution fee, Class A                                             35,306
Distribution fee, Class B                                            204,393
Distribution fee, Class C                                            140,739
Financial agent fee                                                   41,822
Transfer agent                                                        93,504
Custodian                                                             81,766
Professional                                                          79,557
Printing                                                              53,419
Registration                                                          44,068
Trustees                                                              24,015
Miscellaneous                                                         32,332
                                                              --------------
    Expenses before dividends on short sales                       1,749,181
    Dividends on short sales                                       1,117,676
    Less expenses borne by investment adviser                       (128,104)
                                                              --------------
    Net expenses                                                   2,738,753
                                                              --------------
NET INVESTMENT INCOME                                              1,418,216
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                       23,468
Net realized loss on securities sold short                        (2,359,172)
Net realized gain on futures contracts                               198,401
Net change in unrealized appreciation (depreciation) on
  investments                                                      3,374,896
Net change in unrealized appreciation (depreciation) on
  securities sold short                                           (6,723,333)
                                                              --------------
NET LOSS ON INVESTMENTS                                           (5,485,740)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   (4,067,524)
                                                              ==============

20                     See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Year Ended    Year Ended
                                            10/31/00      10/31/99
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $  1,418,216  $  2,013,700
  Net realized gain (loss)                  (2,137,303)   (8,588,059)
  Net change in unrealized appreciation
    (depreciation)                          (3,348,437)    4,108,654
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               (4,067,524)   (2,465,705)
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A              (415,480)     (493,481)
  Net investment income, Class B              (566,873)     (368,614)
  Net investment income, Class C              (406,730)     (464,216)
  Net investment income, Class I              (513,147)     (329,267)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (1,902,230)   (1,655,578)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (197,524
    and 1,304,055 shares, respectively)      2,010,550    13,984,222
  Net asset value of shares issued from
    reinvestment of distributions
    (34,119 and 38,748 shares,
    respectively)                              348,013       425,449
  Cost of shares repurchased (1,453,942
    and 3,038,214 shares, respectively)    (14,594,012)  (32,084,881)
                                          ------------  ------------
Total                                      (12,235,449)  (17,675,210)
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (27,101
    and 740,976 shares, respectively)          271,146     7,877,039
  Net asset value of shares issued from
    reinvestment of distributions
    (41,267 and 23,293 shares,
    respectively)                              420,920       255,754
  Cost of shares repurchased (2,139,353
    and 1,959,172 shares, respectively)    (21,245,547)  (20,460,298)
                                          ------------  ------------
Total                                      (20,553,481)  (12,327,505)
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (40,045
    and 473,559 shares, respectively)          421,033     5,033,700
  Net asset value of shares issued from
    reinvestment of distributions
    (33,190 and 33,377 shares,
    respectively)                              337,208       365,808
  Cost of shares repurchased (1,783,368
    and 3,379,228 shares, respectively)    (17,737,711)  (35,257,389)
                                          ------------  ------------
Total                                      (16,979,470)  (29,857,881)
                                          ------------  ------------
CLASS I
  Proceeds from sales of shares (0 and
    531,705 shares, respectively)                   --     5,589,480
  Net asset value of shares issued from
    reinvestment of distributions
    (50,706 and 29,941 shares,
    respectively)                              513,147       326,358
  Cost of shares repurchased (671,071
    and 643,924 shares, respectively)       (6,593,292)   (6,928,065)
                                          ------------  ------------
Total                                       (6,080,145)   (1,012,227)
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (55,848,545)  (60,872,823)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (61,818,299)  (64,994,106)
NET ASSETS
  Beginning of period                       99,850,507   164,844,613
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $985,092 AND $1,486,836,
    RESPECTIVELY]                         $ 38,032,208  $ 99,850,507
                                          ============  ============

                       See Notes to Financial Statements                      21

Phoenix-Euclid Market Neutral Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                       CLASS A
                                                      -----------------------------------------
                                                                                        FROM
                                                       YEAR ENDED OCTOBER 31          INCEPTION
                                                      -----------------------         5/1/98 TO
                                                       2000            1999           10/31/98
Net asset value, beginning of period                  $ 10.68         $ 10.84          $ 11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                           0.26(6)         0.26             0.09
  Net realized and unrealized gain (loss)               (0.55)          (0.29)           (0.59)
                                                      -------         -------          -------
      TOTAL FROM INVESTMENT OPERATIONS                  (0.29)          (0.03)           (0.50)
                                                      -------         -------          -------
LESS DISTRIBUTIONS
  Dividends from net investment income                  (0.26)          (0.13)              --
                                                      -------         -------          -------
Change in net asset value                               (0.55)          (0.16)           (0.50)
                                                      -------         -------          -------
NET ASSET VALUE, END OF PERIOD                        $ 10.13         $ 10.68          $ 10.84
                                                      =======         =======          =======
Total return(1)                                        (2.65)%         (0.40)%           (4.41)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $7,205         $20,648          $39,331

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (excluding dividends on
    short sales, after expense reimbursement)           2.33%           2.34%             2.30%(2)
  Operating expenses (including dividends on
    short sales, after expense reimbursement)           4.15%(4)        3.88%             3.65%(2)(4)
  Net investment income                                 2.63%           1.94%             2.33%(2)
Portfolio turnover rate                                  276%            453%              216%

                                                                       CLASS B
                                                      -----------------------------------------
                                                                                        FROM
                                                       YEAR ENDED OCTOBER 31          INCEPTION
                                                      -----------------------         5/1/98 TO
                                                       2000            1999           10/31/98
Net asset value, beginning of period                  $ 10.62         $ 10.81          $ 11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                           0.19(6)         0.15             0.06
  Net realized and unrealized gain (loss)               (0.55)          (0.26)           (0.59)
                                                      -------         -------          -------
      TOTAL FROM INVESTMENT OPERATIONS                  (0.36)          (0.11)           (0.53)
                                                      -------         -------          -------
LESS DISTRIBUTIONS
  Dividends from net investment income                  (0.19)          (0.08)              --
                                                      -------         -------          -------
Change in net asset value                               (0.55)          (0.19)           (0.53)
                                                      -------         -------          -------
NET ASSET VALUE, END OF PERIOD                        $ 10.07         $ 10.62          $ 10.81
                                                      =======         =======          =======
Total return(1)                                        (3.38)%         (1.02)%           (4.67)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $11,649         $34,290          $47,794

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (excluding dividends on
    short sales, after expense reimbursement)           3.03%           3.04%             3.00%(2)
  Operating expenses (including dividends on
    short sales, after expense reimbursement)           4.85%(5)        4.58%             4.35%(2)(5)
  Net investment income                                 1.94%           1.24%             1.63%(2)
Portfolio turnover rate                                  276%            453%              216%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.35% and 3.69% for the periods ended
     October 31, 2000 and 1998, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 5.05% and 4.39% for the periods ended
     October 31, 2000 and 1998, respectively.
(6)  Computed using average shares outstanding.

22                     See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                       CLASS C
                                                      -----------------------------------------
                                                                                        FROM
                                                       YEAR ENDED OCTOBER 31          INCEPTION
                                                      -----------------------         5/1/98 TO
                                                       2000            1999           10/31/98
Net asset value, beginning of period                  $ 10.59         $ 10.80          $ 11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                           0.19(6)         0.19             0.06
  Net realized and unrealized gain (loss)               (0.55)          (0.31)           (0.60)
                                                      -------         -------          -------
      TOTAL FROM INVESTMENT OPERATIONS                  (0.36)          (0.12)           (0.54)
                                                      -------         -------          -------
LESS DISTRIBUTIONS
  Dividends from net investment income                  (0.19)          (0.09)              --
                                                      -------         -------          -------
Change in net asset value                               (0.55)          (0.21)           (0.54)
                                                      -------         -------          -------
NET ASSET VALUE, END OF PERIOD                        $ 10.04         $ 10.59          $ 10.80
                                                      =======         =======          =======
Total return(1)                                        (3.31)%         (1.12)%           (4.76)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $6,886         $25,364          $56,874

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (excluding dividends on
    short sales, after expense reimbursement)           3.03%           3.04%             3.00%(2)
  Operating expenses (including dividends on
    short sales, after expense reimbursement)           4.83%(4)        4.58%             4.35%(2)(4)
  Net investment income                                 1.93%           1.24%             1.63%(2)
Portfolio turnover rate                                  276%            453%              216%

                                                                       CLASS I
                                                      -----------------------------------------
                                                                                        FROM
                                                       YEAR ENDED OCTOBER 31          INCEPTION
                                                      -----------------------         5/1/98 TO
                                                       2000            1999           10/31/98
Net asset value, beginning of period                  $ 10.62         $ 10.85          $ 11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                           0.29(6)         0.28             0.14
  Net realized and unrealized gain (loss)               (0.54)          (0.28)           (0.63)
                                                      -------         -------          -------
      TOTAL FROM INVESTMENT OPERATIONS                  (0.25)             --            (0.49)
                                                      -------         -------          -------
LESS DISTRIBUTIONS
  Dividends from net investment income                  (0.29)          (0.23)              --
                                                      -------         -------          -------
Change in net asset value                               (0.54)          (0.23)           (0.49)
                                                      -------         -------          -------
NET ASSET VALUE, END OF PERIOD                        $ 10.08         $ 10.62          $ 10.85
                                                      =======         =======          =======
Total return(1)                                        (2.37)%         (0.01)%           (4.32)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $12,292         $19,549          $20,846

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (excluding dividends on
    short sales, after expense reimbursement)           2.03%           2.04%             2.00%(2)
  Operating expenses (including dividends on
    short sales, after expense reimbursement)           3.88%(5)        3.58%             3.35%(2)(5)
  Net investment income                                 2.96%           2.24%             2.63%(2)
Portfolio turnover rate                                  276%            453%              216%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 5.03% and 4.39% for the periods ended
     October 31, 2000 and 1998, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.11% and 3.39% for the periods ended
     October 31, 2000 and 1998, respectively.
(6)  Computed using average shares outstanding.

                       See Notes to Financial Statements                      23

PHOENIX-EUCLID MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2000

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix-Euclid Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust presently consists of one investment portfolio: Phoenix-Euclid Market Neutral Fund (the "Fund"). The Fund seeks long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

  The Fund offers Class A, Class B, Class C and Class I shares. Effective
April 3, 2000, Class A shares are sold with a front-end sales charge of up to 5.75%. Prior to that date, the maximum sales charge was 5.50%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase. Class I shares have no sales charge. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. The Fund does not amortize premiums, but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FUTURES CONTRACTS:

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. The Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to

PHOENIX-EUCLID MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2000 (CONTINUED)

the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

G. OPTIONS:

  The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked to market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

H. SHORT SALES:

  A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. Dividends paid by the Fund in connection with such short sales are recorded as expenses. At October 31, 2000, the value of securities sold short amounted to $35,052,339 against which collateral of $69,415,825 was held. The collateral includes the deposits with broker for securities sold short and the common stocks held long, as shown in the Schedule of Investments and Securities Sold Short.

I. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

J. BORROWINGS:

  The Fund is a participant in a Liquidity Line of Credit with The Bank of New York for $100,000,000. The Fund has not had to use the Line of Credit since it became a participant on December 16, 1998. If a Fund uses the Line of Credit, it will be collateralized by that Fund's portfolio.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the Adviser, Euclid Advisors LLC, a wholly-owned subsidiary of Zweig/Glaser Advisers LLC, which is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., is entitled to a fee at an annual rate of 1.50% of the average daily net assets of the Fund.

  Effective February 28, 2000, the Adviser has voluntarily agreed to reimburse the Fund to the extent that total expenses (excluding taxes, interest, dividends on short sales, brokerage commissions, 12b-1 fees and extraordinary expenses) exceed 2.00% of the Fund's average daily net assets through February 28, 2001.

  As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), has advised the Fund that it retained net selling commissions of $1,123 for Class A shares and deferred sales charges of $515,912 for Class B shares and $6,219 for Class C shares for the year ended October 31, 2000. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.30% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each Fund. There is no distribution fee for Class I shares. The Distributor has advised the Fund that of the total amount expensed for the year ended October 31, 2000, $191,031 was retained by the Distributor and $189,407 was paid out to unaffiliated participants.

PHOENIX-EUCLID MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2000 (CONTINUED)

  Effective November 1, 1999, PEPCO became Financial Agent of the Fund, and receives a fee for financial reporting, tax services and oversight of subagent's performance based upon an annual rate of 0.07% of the average daily net assets of the Fund for the first $50 million; 0.06% of such value between $50 million and $200 million; and 0.01% of such value in excess of $200 million.

  Prior to that date, The Bank of New York was the Financial Agent of the Fund and was paid according to the same fee schedule.

  Effective November 1, 1999, PFPC, Inc., a subagent to PEPCO, receives a fee which ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust ("State Street") as sub-transfer agent. For the year ended October 31, 2000, transfer agent fees were $93,504 of which PEPCO retained $6,095 which is net of fees paid to State Street.

3. PURCHASE AND SALE OF SECURITIES

  During the year ended October 31, 2000, purchases and sales of investments, excluding short-term securities, repurchase agreements and futures contracts, were as follows:

Purchases...............................  $135,774,702
Sales...................................   197,265,588
Short sales.............................   129,210,675
Purchases to cover short sales..........   195,770,823

  There were no purchases or sales of long-term U.S. Government Securities.

4. OTHER

  As of October 31, 2000, the Fund had 1 shareholder who individually owned 13.1% of total net assets, who is not affiliated with PHL or PXP.

5. CAPITAL LOSS CARRYOVERS

  At October 31, 2000, the Fund had capital loss carryovers of $9,389,382, $7,745,316 and $5,086,416 expiring in 2006, 2007 and 2008 respectively. These may be used to offset future capital gains.

6. RECLASSIFICATION OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, the Funds have recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of each of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of October 31, 2000, the Fund decreased undistributed net investment income by $17,730, decreased accumulated net realized loss by $7,361 and increased capital paid in on shares of beneficial interest by $10,369.

  This report is not authorized for distribution to prospective investors in the Phoenix-Euclid Market Neutral Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                       REPORT OF INDEPENDENT ACCOUNTANTS
[PRICEWATERHOUSECOOPERS LOGO]

To the Board of Trustees and Shareholders of Phoenix-Euclid Market Neutral Fund

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Euclid Market Neutral Fund (the "Fund") at October 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
December 11, 2000

RESULTS OF SHAREHOLDER MEETING (UNAUDITED)

A special meeting of Shareholders of the Phoenix-Euclid Market Neutral Fund was held on October 12, 2000 to approve the following matters:

    1. Amend the fundamental investment restriction of the Fund regarding concentration.

    2. Amend the fundamental investment restriction of the Fund regarding diversification.

    3. Amend the fundamental investment restriction of the Fund regarding investing in real estate.

    4. Amend the fundamental investment restriction of the Fund regarding lending.

    5. Amend the fundamental investment restriction of the Fund regarding the issuance of senior securities.

    6. Amend the fundamental investment restriction of the Fund regarding underwriting.

    7. Amend the fundamental investment restriction of the Fund regarding investing in commodities.

    8. Amend the fundamental investment restriction of the Fund regarding borrowing.

    9. Ratify the selection of PricewaterhouseCoopers LLP, independent accountants, to audit financial statements of the Fund.

On the record date for this meeting there were 44,799,992 shares outstanding and 65.41% of the shares outstanding and entitled to vote were present by proxy.

NUMBER OF VOTES

                                                                                   DELIVERED
                                                    FOR       AGAINST    ABSTAIN   NOT VOTED
                                                 ----------  ---------  ---------  ---------
  1.   Amend the fundamental investment
       restriction of the Fund regarding
       concentration.                            22,287,643    504,214   721,970   5,791,339
  2.   Amend the fundamental investment
       restriction of the Fund regarding
       diversification.                          22,324,394    508,645   680,788   5,791,339
  3.   Amend the fundamental investment
       restriction of the Fund of the Funds
       regarding investing in real estate.       22,189,138    600,223   724,466   5,791,339
  4.   Amend the fundamental investment
       restriction of the Fund of the Funds
       regarding lending.                        22,163,694    645,414   704,719   5,791,339
  5.   Amend the fundamental investment
       restriction of the Fund of the Funds
       regarding the issuance of senior
       securities.                               22,193,778    609,862   710,187   5,791,339
  6.   Amend the fundamental investment
       restriction of the Fund of the Funds
       regarding underwriting.                   22,230,418    555,961   727,448   5,791,339
  7.   Amend the fundamental investment
       restriction of the Fund of the Funds
       regarding investing in commodities.       22,214,935    599,491   699,401   5,791,339
  8.   Amend the fundamental investment
       restriction of the Fund of the Funds
       regarding borrowing.                      22,087,279    680,646   745,901   5,791,339
  9.   Ratify the selection of
       PricewaterhouseCoopers LLP, independent
       accountants, to audit financial
       statements of the Fund.                   26,828,317  1,970,547   506,302           0

PHOENIX-EUCLID FUNDS
900 Third Avenue, 31st Floor
New York, New York 10022

TRUSTEES
James Balog
Claire B. Benenson
S. Leland Dill
Philip R. McLoughlin
Donald B. Romans

OFFICERS
Philip R. McLoughlin, Chairman and Chief
  Executive Officer
Martin E. Zweig, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Thomas N. Steenburg, Senior Vice President
Barry M. Mandinach, First Vice President
Carlton B. Neel, First Vice President
Nancy G. Curtiss, Treasurer
Beth Abraham, Assistant Vice President
David O'Brien, Assistant Vice President
Marc Baltuch, Secretary

INVESTMENT ADVISER
Euclid Advisors LLC
900 Third Avenue, 31st Floor
New York, New York 10022-4728

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

www.phoenixinvestments.com

PHOENIX EQUITY PLANNING CORPORATION
PO BOX 150480                                   -------------------
HARTFORD CT 06115-0480                               PRSRT STD
                                                   U.S. POSTAGE
                                                       PAID
[LOGO]PHOENIX                                         ANDREW
      INVESTMENT PARTNERS                           ASSOCIATES
                                                -------------------
FOR MORE INFORMATION ABOUT
PHOENIX MUTUAL FUNDS, PLEASE CALL
YOUR FINANCIAL REPRESENTATIVE OR
CONTACT US AT 1-800-243-4361 OR
www.phoenixinvestments.com.




PXP 2180 (12/00)